Stock Option Plan and Stock-Based Compensation - Summary of Restricted Stock Units ("RSU") Activity (Details) - Restricted Stock Units - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value Per Share, RSUs outstanding, beginning of period	$ 27.77	$ 15.36
Weighted-Average Grant Date Fair Value Per Share, RSUs granted	28.65	28.82
Weighted-Average Grant Date Fair Value Per Share, RSUs cancelled and forfeited	25.69	29.68
Weighted-Average Grant Date Fair Value Per Share, RSUs outstanding, ending of period	28.53	$ 27.77
Weighted-Average Grant Date Fair Value Per Share, RSUs exercised/released	$ 16.67
2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, outstanding, beginning of period	185,243	113,816
Number of RSUs, granted	0	71,427
Number of RSUs, cancelled and forfeited	(13,393)	0
Number of RSUs, outstanding, ending of period	95,423	185,243
Number of RSUs, exercised/released	(76,427)
2025 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, outstanding, beginning of period	1,312,093	0
Number of RSUs, granted	640,736	1,364,422
Number of RSUs, cancelled and forfeited	(41,380)	(52,329)
Number of RSUs, outstanding, ending of period	1,911,449	1,312,093
Number of RSUs, exercised/released	0